Acquisitions DeltaCom Acquired Intangible Assets, Useful Lives - Table (Details)	12 Months Ended
Dec. 31, 2012
Customer Relationships
Schedule of purcahsed intangible assets, useful lives
Finite-Lived Intangible Asset, Useful Life	5 years 2 months 12 days
Developed Technology
Schedule of purcahsed intangible assets, useful lives
Finite-Lived Intangible Asset, Useful Life	3 years 10 months 24 days
Trade Names
Schedule of purcahsed intangible assets, useful lives
Finite-Lived Intangible Asset, Useful Life	3 years 3 months 18 days
Minimum | Customer Relationships
Schedule of purcahsed intangible assets, useful lives
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum | Developed Technology
Schedule of purcahsed intangible assets, useful lives
Finite-Lived Intangible Asset, Useful Life	6 years
Minimum | Trade Names
Schedule of purcahsed intangible assets, useful lives
Finite-Lived Intangible Asset, Useful Life	3 years
Maximum | Customer Relationships
Schedule of purcahsed intangible assets, useful lives
Finite-Lived Intangible Asset, Useful Life	6 years